RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Parenthetical) (Detail)	Dec. 31, 2017
Subsidiary of MECOM Power and Construction Limited [Member]
Related Party Transaction [Line Items]
Share percentage holding by Chief Executive Officer	20.00%